Discontinued Operations (Details) - USD ($) $ in Thousands		3 Months Ended												12 Months Ended
		Dec. 31, 2014	Sep. 30, 2014	[3]	Jun. 30, 2014	Mar. 31, 2014	[3]	Dec. 31, 2013		Sep. 30, 2013	[4]	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Discontinued Operation, Income Statement Disclosures [Abstract]
Revenues	[1]													$ 115,768	$ 37,077	$ 0
Operating costs (exclusive of depreciation and amortization)														(105,493)	(35,224)	0
Depreciation and amortization expense														(1,285)	(501)	0
Selling, general and administrative expense	[2]													(9,903)	(3,659)	0
Other income (expense), net														(8)	(5)	0
Loss from discontinued operations, before income tax														(921)	(2,312)	0
Income tax benefit														382	917	0
Loss from discontinued operations, net of income tax		$ 315	$ (110)		$ (364)	$ (380)		$ (1,291)	[4]	$ (104)		$ 0	$ 0	(539)	(1,395)	0
Discontinued Operation, Assets, Current [Abstract]
Accounts receivable, trade		17,104						21,461						17,104	21,461
Inventories, net		687						492						687	492
Prepaid expenses and other current assets		4,872						5,045						4,872	5,045
Deferred tax assets, current		1,203						1,252						1,203	1,252
Current assets of discontinued operations		23,866						28,250						23,866	28,250
Discontinued Operation, Assets, Noncurrent [Abstract]
Property and equipment, net		2,075						3,112						2,075	3,112
Goodwill		249						0						249	0
Intangible and other assets, net		999						1,435						999	1,435
Total non-current assets		3,323						4,547						3,323	4,547
Total assets of discontinued operations		27,189						32,797						27,189	32,797	$ 0
Discontinued Operation, Liabilities, Current [Abstract]
Accounts payable		454						835						454	835
Accrued expenses and other current liabilities		8,941						9,045						8,941	9,045
Current liabilities of discontinued operations		9,395						9,880						9,395	9,880
Discontinued Operation, Liabilities, Noncurrent [Abstract]
Non-current liabilities of discontinued operations		19						330						19	330
Total liabilities of discontinued operations		$ 9,414						$ 10,210						9,414	10,210
Furmanite Technical Solutions
Discontinued Operation, Income Statement Disclosures [Abstract]
Management transition and integration-related costs														$ 500	$ 700

[1]	Substantially all revenues of discontinued operations are U.S. based.
[2]	For the years ended December 31, 2014 and 2013, includes approximately $0.5 million and $0.7 million, respectively, of direct costs associated with management transition and integration of the FTS division.
[3]	Loss from discontinued operations, net of income tax for the quarters ended March 31, 2014 and September 30, 2014 included approximately $0.1 million and $0.2 million, net of tax, respectively, of direct costs associated with management transition and integration of the Furmanite Technical Solutions division.
[4]	Loss from discontinued operations, net of income tax for the quarters ended September 30, 2013 and December 31, 2013 included approximately $0.1 million and $0.3 million, respectively, of direct costs associated with management transition and integration of the Furmanite Technical Solutions division, net of tax.